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www.dechert.com

ELISE M. DOLAN

elise.dolan@dechert.com
+1 (212) 698-3806 Direct
+1 (212) 698-0413 Fax
May 4, 2011
VIA EDGAR
Filing Desk
Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, NE
Washington, D.C. 20549

Re:	Goldman Sachs Trust (“Registrant”) File Nos. 33-17619 and 811-05349 Post-Effective Amendment No. 280 to the Registration Statement on Form N-1A (the “Amendment”)
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the Amendment, and (2) the text of the Amendment has been filed electronically via EDGAR with the Commission on April 29, 2011.
No fees are required in connection with this filing. If you have any questions or comments, please contact the undersigned at 212.698.3806.

Very truly yours,
/s/ Elise M. Dolan
Elise M. Dolan

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